Commitments, contingent liabilities and contingent assets - Research and development (Details) $ in Millions	Dec. 31, 2025 USD ($)
Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 10,182
Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	21,301
Due within one year | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,226
Due within one year | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	45
In one to two years | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	3,698
In one to two years | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,290
In three to four years | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	3,013
In three to four years | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	4,742
Years 5 and greater | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	2,245
Years 5 and greater | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 15,224